Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Movements of goodwill and intangible assets
The following table summarizes the movements of goodwill and intangible assets in 2022:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

At January 1, 2022

Cost	29 900	8 013	1 080	56 213	2 905	68 211

Accumulated amortization and impairment	-305	-2 514	-903	-29 107	-1 505	-34 029

Net book value	29 595	5 499	177	27 106	1 400	34 182

At January 1, 2022	29 595	5 499	177	27 106	1 400	34 182

Impact of acquisitions of businesses	161	1 209				1 209

Reclassifications [1]		-1 429	2	1 403	24

Additions		330		1 175	588	2 093

Disposals and derecognitions [2]	-28	-95		-3	-2	-100

Amortization charge			-37	-3 603	-342	-3 982

Impairment charge		-917	-15	-322	-72	-1 326

Currency translation effects	-427	-176	-6	-243	-7	-432

At December 31, 2022	29 301	4 421	121	25 513	1 589	31 644

At December 31, 2022

Cost	29 596	7 092	1 038	58 249	3 305	69 684

Accumulated amortization and impairment	-295	-2 671	-917	-32 736	-1 716	-38 040

Net book value	29 301	4 421	121	25 513	1 589	31 644

[1] Reclassifications between various asset categories as a result of product launches of acquired in-process research and development and completion of software development
[2] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use
The following table summarizes the movements of goodwill and intangible assets in 2021:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

At January 1, 2021

Cost	30 321	6 893	1 115	57 333	2 384	67 725

Accumulated amortization and impairment	-322	-2 193	-885	-26 566	-1 272	-30 916

Net book value	29 999	4 700	230	30 767	1 112	36 809

At January 1, 2021	29 999	4 700	230	30 767	1 112	36 809

Impact of acquisitions of businesses	238	262		292	98	652

Reclassifications [1]		-20	15	5

Additions		958		270	508	1 736

Disposals and derecognitions [2]				-36	-1	-37

Amortization charge			-41	-3 607	-255	-3 903

Impairment charge		-350	-17	-1	-35	-403

Currency translation effects	-642	-51	-10	-584	-27	-672

At December 31, 2021	29 595	5 499	177	27 106	1 400	34 182

At December 31, 2021

Cost	29 900	8 013	1 080	56 213	2 905	68 211

Accumulated amortization and impairment	-305	-2 514	-903	-29 107	-1 505	-34 029

Net book value	29 595	5 499	177	27 106	1 400	34 182

[1] Reclassifications between various asset categories as a result of product launches of acquired in-process research and development and completion of software development
[2] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use

Allocation of net book values of goodwill and intangible assets by reporting segment
	Goodwill[1]	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Innovative Medicines	21 531	4 186	14	24 487	1 139	29 826

Sandoz	7 770	235	107	1 026	92	1 460

Corporate					358	358

Net book value at December 31, 2022	29 301	4 421	121	25 513	1 589	31 644

[1] The Innovative Medicines and Sandoz Divisions’ represent the grouping of cash-generating units, to which goodwill is allocated.
The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2021:
	Goodwill[1]	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Innovative Medicines	21 562	5 313	15	25 938	1 091	32 357

Sandoz	8 026	186	162	1 168	61	1 577

Corporate	7				248	248

Net book value at December 31, 2021	29 595	5 499	177	27 106	1 400	34 182

[1] The Innovative Medicines and Sandoz Divisions’ and Corporate represent the grouping of cash-generating units, to which goodwill is allocated.

Assumptions used in the calculation of valuation
(As a percentage)	Innovative Medicines	Sandoz

Terminal growth rate	1.5	1.0

Discount rate (post-tax)	8.0	8.0

Intangible asset impairment charges and reversals
	Impairment charges			Impairment reversals

(USD millions)	2022	2021	2020	2022	2021	2020

Innovative Medicines [1]	-1 299	-367	-768

Sandoz	-25	-28	-141

Corporate	-2	-8	-5

Total	-1 326	-403	-914

[1] 2022 includes an impairment of USD 0.6 billion related to the write-down of IPR&D related to cessation of clinical development program UNR844.
2021 includes an impairment of USD 0.2 billion related to the write-down of IPR&D related to cessation of clinical development program GTX312.
     2020 includes an impairment of USD 0.5 billion related to the write-down of IPR&D related to cessation of clinical development program ZPL389 for atopic dermatitis and USD 0.2 billion related to a partial write-down of the Votrient currently marketed product (Votrient carrying value was USD 0.9 billion in 2022 and USD 1.3 billion in 2021).